NOTE 5 - PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
NOTE 5 - PROPERTY AND EQUIPMENT - Schedule of Property Pant and Equipment
	Motor Vehicles	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2020	$64,033	$12,962	$632	$77,627
Additions	—	19,095	—	19,095
Effects of currency translation	(993)	(393)	(5)	(1,391)
At September 30, 2021	63,040	31,664	627	95,331

Less accumulated depreciation
At December 31, 2020	7,380	5,316	158	12,854
Depreciation expense	5,203	3,902	94	9,199
Effects of currency translation	(240)	(158)	(2)	(400)
At September 30, 2021	12,343	9,060	250	21,653

Net book value
At September 30, 2021	50,697	22,604	377	73,678
At December 31, 2020	—	$7,646	$474	$64,773

Property, plant & equipment
	Motor Vehicles	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2019	61,631	16,312	377	$78,320
Additions	—	1,563	241	1,804
Disposals	—	(5,234)	—	(5,234)
Effects of currency translation	2,402	321	14	2,737
At December 31, 2020	64,033	12,962	632	77,627

Less accumulated depreciation
At December 31, 2019	547	1,849	30	2,426
Depreciation expense	6,312	3,307	127	9,746
Effects of currency translation	521	160	1	682
At December 31, 2020	7,380	5,316	158	12,854

Net book value
At December 31, 2020	56,653	7,646	474	64,773
At December 31, 2019	61,084	14,463	347	$75,894

	Motor Vehicles	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2018	$—	$1,887	$—	$1,887
Additions	61,631	14,700	377	76,708
Effects of currency translation	—	(275)	—	(275)
At December 31, 2019	61,631	16,312	377	78,320

Less accumulated depreciation
At December 31, 2018	—	487	—	487
Charge for the year	622	1,451	30	2,103
Effects of currency translation	(75)	(89)	—	(164)
At December 31, 2019	547	1,849	30	2,426

Net book value
At December 31, 2019	$61,084	$14,463	$347	$75,894
At December 31, 2018	$—	$1,400	$—	$1,400